WARRANTY LIABILITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Warranty Liabilities
WARRANTY LIABILITIES

11. WARRANTY LIABILITIES

	December 31, 2023	June 30, 2024
	SGD’000	SGD’000
As of January 1,	22	22
Additional accrual	37	-
Utilized	(37)	-
As of December 31/June 30	22	22

The warranty for machines sold typically covers a 12-month period from the date on which the machines are delivered and accepted by the customers. The warrant liability is based on estimates made from historical warranty data associated with similar products and services. The Company expects to make use of the accrued liability over the next operating period.

11. WARRANTY LIABILITIES

	December 31,
	2022	2023	2023
	SGD’000	SGD’000	USD’000
As of January 1,	22	22	17
Additional accrual	6	37	28
Utilized	(6)	(37)	(28)
As of December 31,	22	22	17

The warranty for machines sold typically covers a 12-month period from the date on which the machines are delivered and accepted by the customers. The warrant liability is based on estimates made from historical warranty data associated with similar products and services. The Company expects to make use of the accrued liability over the next operating period.